UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments.

The Victory Portfolios	Schedule of Portfolio Investments
Diversified Stock Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)

Consumer Discretionary (12.7%):
Comcast Corp., Class A	982,440	$52,786
H&R Block, Inc.	912,000	29,303
Newell Rubbermaid, Inc.	675,000	21,924
News Corp., Class A (a)	1,128,600	19,919
PVH Corp.	252,900	27,865
Starbucks Corp.	278,000	21,595
Tractor Supply Co.	117,000	7,274
		180,666
Consumer Staples (7.8%):
Anheuser-Busch InBev NV, ADR	144,720	15,627
CVS Caremark Corp.	352,000	26,879
The Procter & Gamble Co.	399,200	30,866
Wal-Mart Stores, Inc.	516,000	37,967
		111,339
Energy (11.0%):
Anadarko Petroleum Corp.	308,379	32,950
BP PLC, ADR	875,200	42,859
Chesapeake Energy Corp.	706,600	18,633
Occidental Petroleum Corp.	483,709	47,263
Weatherford International PLC (a)	615,271	13,764
		155,469
Financials (13.7%):
Bank of America Corp.	2,724,000	41,541
Bank of New York Mellon Corp.	626,700	24,466
Capital One Financial Corp.	264,900	21,070
Citigroup, Inc.	989,650	48,405
JPMorgan Chase & Co.	610,230	35,192
MetLife, Inc.	451,280	23,737
		194,411
Health Care (12.5%):
Abbott Laboratories	488,000	20,555
Baxter International, Inc.	425,950	31,814
Eli Lilly & Co.	383,000	23,386
Merck & Co., Inc.	754,700	42,821
Pfizer, Inc.	1,221,860	35,067
Roche Holdings Ltd., ADR	658,600	23,924
		177,567
Industrials (13.2%):
C.H. Robinson Worldwide, Inc.	316,500	21,351
Danaher Corp.	506,842	37,445
General Dynamics Corp.	121,460	14,183
Koninklijke Philips NVR, NYS	917,400	28,256
Nielsen Holdings NV	558,994	25,775
Siemens AG, ADR	235,900	29,137
United Parcel Service, Inc., Class B	323,148	31,375
		187,522
Information Technology (22.2%):
Altera Corp.	1,035,000	33,865
Apple, Inc.	441,100	42,156
Applied Materials, Inc.	2,234,200	46,830
Cisco Systems, Inc.	1,910,000	48,189
EMC Corp.	1,879,200	55,060
Google, Inc., Class C (a)	76,970	43,996
Intel Corp.	1,278,000	43,311
		313,407

See notes to schedules of investments.

Security Description	Shares	Value
Materials (4.6%):
Air Products & Chemicals, Inc.	293,700	$38,754
Nucor Corp.	339,000	17,025
The Dow Chemical Co.	188,980	9,651
		65,430
Total Common Stocks (Cost $1,181,750)		1,385,811

Investment Companies (1.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	18,980,187	18,980
Total Investment Companies (Cost $18,980)		18,980

Total Investments (Cost $1,200,730) — 99.0%		1,404,791
Other assets in excess of liabilities — 1.0%		13,900
NET ASSETS - 100.00%		$1,418,691

(a)                   Non-income producing security.

(b)                   Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Dividend Growth Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.8%)

Consumer Discretionary (14.5%):
CBS Corp., Class B	2,240	$127
Comcast Corp., Class A	5,700	307
McGraw-Hill Cos., Inc.	2,160	174
Starbucks Corp.	770	60
The Home Depot, Inc.	1,600	129
The Walt Disney Co.	1,710	147
TJX Cos., Inc.	2,970	159
		1,103
Consumer Staples (11.7%):
Anheuser-Busch InBev NV, ADR	1,410	152
Mondelez International, Inc.	2,770	100
Nu Skin Enterprises, Inc.	4,070	239
PepsiCo, Inc.	890	78
Philip Morris International, Inc.	1,640	134
Walgreen Co.	2,730	188
		891
Energy (11.1%):
Anadarko Petroleum Corp.	1,300	139
Baker Hughes, Inc.	1,920	132
BP PLC, ADR	2,760	135
Halliburton Co.	4,220	291
Occidental Petroleum Corp.	1,580	154
		851
Financials (15.1%):
Bank of America Corp.	8,610	131
BlackRock, Inc.	600	183
Capital One Financial Corp.	2,560	204
Citigroup, Inc.	3,150	154
CME Group, Inc.	1,870	138
JPMorgan Chase & Co.	2,980	172
MetLife, Inc.	3,240	170
		1,152
Health Care (14.7%):
Covidien PLC	1,300	112
Johnson & Johnson	1,420	143
Merck & Co., Inc.	2,140	121
Pfizer, Inc.	4,920	141
Roche Holdings Ltd., ADR	3,870	141
St. Jude Medical, Inc.	2,640	172
Thermo Fisher Scientific, Inc.	1,410	171
Zimmer Holdings, Inc.	1,280	128
		1,129
Industrials (9.0%):
Honeywell International, Inc.	780	72
Koninklijke Philips NVR, NYS	4,020	124
Norfolk Southern Corp.	1,150	117
Siemens AG, ADR	820	101
Tyco International Ltd.	3,700	159
United Parcel Service, Inc., Class B	1,300	126
		699
Information Technology (14.2%):
Accenture PLC, Class A	1,080	86
Apple, Inc.	3,290	314
Cisco Systems, Inc.	4,410	111
Intel Corp.	6,520	221
Microsoft Corp.	4,050	175

See notes to schedules of investments.

Security Description	Shares	Value
QUALCOMM, Inc.	2,440	$180
		1,087
Materials (7.5%):
Cabot Corp.	3,320	174
Ecolab, Inc.	1,180	128
Monsanto Co.	1,280	145
PPG Industries, Inc.	640	127
		574
Total Common Stocks (Cost $6,111)		7,486

Investment Companies (1.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	134,448	134
Total Investment Companies (Cost $134)		134

Total Investments (Cost $6,245) — 99.6%		7,620
Other assets in excess of liabilities — 0.4%		30
NET ASSETS - 100.00%		$7,650

(a)	Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Established Value Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (91.6%)

Consumer Discretionary (8.6%):
Autoliv, Inc.	199,600	$19,862
Gannett Co., Inc.	920,300	30,112
Harley-Davidson, Inc.	443,413	27,412
Johnson Controls, Inc.	627,000	29,620
Marriott International, Inc., Class A	399,200	25,832
Nordstrom, Inc.	535,300	37,059
Penske Automotive Group, Inc.	318,599	14,799
		184,696
Consumer Staples (4.2%):
Casey’s General Stores, Inc.	492,100	32,562
Ingredion, Inc.	386,200	28,436
J.M. Smucker Co.	296,300	29,523
		90,521
Energy (4.0%):
Cimarex Energy Co.	59,500	8,272
Denbury Resources, Inc.	882,700	14,962
Devon Energy Corp.	737,800	55,703
Helmerich & Payne, Inc.	66,600	7,077
		86,014
Financials (20.2%):
Alexandria Real Estate Equities, Inc.	472,600	37,146
Alleghany Corp. (a)	104,000	43,040
City National Corp.	277,500	20,882
Cullen/Frost Bankers, Inc.	442,100	34,470
DDR Corp.	1,694,500	29,722
Fifth Third Bancorp	1,367,500	28,006
Invesco Ltd.	800,700	30,130
Jones Lang LaSalle, Inc.	251,900	31,160
Markel Corp. (a)	67,100	42,415
Marsh & McLennan Cos., Inc.	555,400	28,198
SunTrust Banks, Inc.	569,900	21,685
The Chubb Corp.	345,800	29,984
W.R. Berkley Corp.	430,600	19,209
Willis Group Holdings PLC	870,300	35,465
		431,512
Health Care (7.7%):
Becton Dickinson & Co.	274,100	31,861
CareFusion Corp. (a)	1,167,800	51,138
Cigna Corp.	157,700	14,199
Hospira, Inc. (a)	195,100	10,822
Patterson Cos., Inc.	1,124,500	43,867
WellPoint, Inc.	116,500	12,793
		164,680
Industrials (19.7%):
Allison Transmission Holding, Inc.	932,000	27,290
Avery Dennison Corp.	798,200	37,683
Cintas Corp.	434,400	27,193
Clean Harbors, Inc. (a)	301,900	17,398
Dover Corp.	243,300	20,865
Hubbell, Inc., Class B	118,800	13,892
Ingersoll-Rand PLC	365,200	21,470
Kennametal, Inc.	565,000	23,889
Masco Corp.	1,312,300	27,296
MasTec, Inc. (a)	822,700	22,369
Parker Hannifin Corp.	157,800	18,139
Regal-Beloit Corp.	356,900	25,087
Republic Services, Inc.	1,043,200	39,569
Robert Half International, Inc.	342,800	16,677

See notes to schedules of investments.

Security Description	Shares	Value
Rockwell Automation, Inc.	142,100	$15,867
Southwest Airlines Co.	615,700	17,412
TE Connectivity Ltd.	532,000	32,925
Xylem, Inc.	471,500	16,639
		421,660
Information Technology (13.7%):
Analog Devices, Inc.	642,500	31,887
Avnet, Inc.	758,772	32,119
Broadridge Financial Solutions, Inc.	895,300	36,143
Fidelity National Information Services, Inc.	657,300	37,072
Juniper Networks, Inc. (a)	1,541,400	36,285
KLA-Tencor Corp.	625,600	44,723
On Semiconductor Corp. (a)	3,162,700	27,073
Synopsys, Inc. (a)	692,100	26,141
Teradata Corp. (a)	513,300	21,641
		293,084
Materials (5.9%):
Bemis Co., Inc.	916,900	35,768
International Flavors & Fragrances, Inc.	222,300	22,450
Reliance Steel & Aluminum Co.	597,600	40,786
RPM International, Inc.	619,400	27,366
		126,370
Utilities (7.6%):
Alliant Energy Corp.	599,200	33,855
Atmos Energy Corp.	756,100	36,535
DTE Energy Co.	353,300	26,081
Energen Corp.	239,400	19,542
Sempra Energy	114,800	11,447
Xcel Energy, Inc.	1,124,500	34,634
		162,094
Total Common Stocks (Cost $1,528,332)		1,960,631

Exchange-Traded Funds (1.0%)
iShares Russell Midcap Value Index Fund	306,600	21,487
Total Exchange-Traded Funds (Cost $12,392)		21,487

Investment Companies (7.0%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	149,690,099	149,690
Total Investment Companies (Cost $149,690)		149,690

Total Investments (Cost $1,690,414) — 99.6%		2,131,808
Other assets in excess of liabilities — 0.4%		8,055
NET ASSETS - 100.00%		$2,139,863

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/14.

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Special Value Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Consumer Discretionary (14.6%):
CBS Corp., Class B	50,300	$2,859
Comcast Corp., Class A	127,900	6,871
McGraw-Hill Cos., Inc.	48,500	3,891
Starbucks Corp.	17,200	1,336
The Home Depot, Inc.	36,100	2,919
The Walt Disney Co.	38,600	3,315
TJX Cos., Inc.	67,200	3,581
		24,772
Consumer Staples (11.8%):
Anheuser-Busch InBev NV, ADR	31,700	3,423
Mondelez International, Inc.	62,200	2,239
Nu Skin Enterprises, Inc.	91,050	5,343
PepsiCo, Inc.	19,900	1,753
Philip Morris International, Inc.	37,100	3,043
Walgreen Co.	61,300	4,216
		20,017
Energy (11.3%):
Anadarko Petroleum Corp.	29,100	3,109
Baker Hughes, Inc.	43,200	2,971
BP PLC, ADR	61,900	3,031
Halliburton Co.	94,600	6,526
Occidental Petroleum Corp.	35,400	3,460
		19,097
Financials (15.3%):
Bank of America Corp.	193,200	2,946
BlackRock, Inc.	13,600	4,144
Capital One Financial Corp.	57,700	4,589
Citigroup, Inc.	70,500	3,448
CME Group, Inc.	42,200	3,120
JPMorgan Chase & Co.	66,900	3,859
MetLife, Inc.	72,600	3,819
		25,925
Health Care (15.0%):
Covidien PLC	29,100	2,517
Johnson & Johnson	31,900	3,192
Merck & Co., Inc.	48,000	2,724
Pfizer, Inc.	110,600	3,174
Roche Holdings Ltd., ADR	87,100	3,164
St. Jude Medical, Inc.	59,400	3,873
Thermo Fisher Scientific, Inc.	31,700	3,852
Zimmer Holdings, Inc.	28,600	2,862
		25,358
Industrials (9.2%):
Honeywell International, Inc.	17,500	1,607
Koninklijke Philips NVR, NYS	90,300	2,781
Norfolk Southern Corp.	25,700	2,613
Siemens AG, ADR	18,200	2,248
Tyco International Ltd.	83,100	3,586
United Parcel Service, Inc., Class B	29,100	2,825
		15,660
Information Technology (14.4%):
Accenture PLC, Class A	24,200	1,919
Apple, Inc.	73,800	7,053
Cisco Systems, Inc.	98,900	2,495
Intel Corp.	146,300	4,958
Microsoft Corp.	90,900	3,923

See notes to schedules of investments.

Security Description	Shares	Value
QUALCOMM, Inc.	54,600	$4,024
		24,372
Materials (7.6%):
Cabot Corp.	74,400	3,899
Ecolab, Inc.	26,500	2,876
Monsanto Co.	28,600	3,234
PPG Industries, Inc.	14,400	2,856
		12,865
Total Common Stocks (Cost $171,437)		168,066

Investment Companies (1.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (a)	2,360,138	2,360
Total Investment Companies (Cost $2,360)		2,360

Total Investments (Cost $173,797) — 100.6%		170,426
Liabilities in excess of other assets — (0.6)%		(1,089)
NET ASSETS - 100.00%		$169,337

(a)        Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt
NYS—New York Registered Shares
PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Small Company Opportunity Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (92.7%)

Consumer Discretionary (9.5%):
ANN, Inc. (a)	380,400	$13,980
Brown Shoe Co., Inc.	729,600	20,567
Brunswick Corp.	262,100	10,571
Callaway Golf Co.	1,155,400	8,781
Core-Mark Holding Co., Inc.	242,800	11,460
Dana Holding Corp.	740,300	16,568
DeVry Education Group, Inc.	384,200	15,356
Drew Industries, Inc.	116,800	5,256
Helen of Troy Ltd. (a)	281,800	15,113
La-Z-Boy, Inc.	907,880	19,102
Modine Manufacturing Co. (a)	1,034,709	14,248
Oxford Industries, Inc.	136,543	8,134
Primoris Services Corp.	670,105	16,002
Rush Enterprises, Inc., Class A (a)	406,800	14,332
The Cheesecake Factory, Inc.	301,900	12,945
		202,415
Consumer Staples (1.9%):
Dean Foods Co.	1,789,700	27,418
Lancaster Colony Corp.	153,900	13,443
		40,861
Energy (5.3%):
Cloud Peak Energy, Inc. (a)	553,600	8,570
Delek US Holdings, Inc.	521,000	15,224
Helix Energy Solutions Group, Inc. (a)	1,189,100	30,239
Rosetta Resources, Inc. (a)	535,800	27,363
Unit Corp. (a)	492,000	31,168
		112,564
Financials (21.8%):
American Financial Group, Inc.	419,400	23,482
AMERISAFE, Inc.	380,025	13,909
Argo Group International Holdings	487,800	24,297
Associated Banc-Corp.	1,820,409	32,622
Brown & Brown, Inc.	491,200	15,119
Columbia Banking System, Inc.	957,800	24,414
Endurance Specialty Holdings Ltd.	413,800	21,886
FNB Corp.	1,839,200	22,622
HCC Insurance Holdings	656,600	30,650
IBERIABANK Corp.	408,550	26,805
Independent Bank Corp.	602,971	22,014
Infinity Property & Casualty Corp.	246,500	15,963
Lakeland Financial Corp.	374,500	13,628
LaSalle Hotel Properties	889,100	30,932
Old National Bancorp	1,711,500	22,900
PacWest Bancorp	567,600	23,652
Potlatch Corp.	447,000	18,461
Primerica, Inc.	474,517	21,866
Selective Insurance Group, Inc.	578,369	12,892
StanCorp Financial Group, Inc.	460,900	27,811
Sterling BanCorp/DE	1,900,000	22,610
		468,535
Health Care (6.5%):
Analogic Corp.	268,400	19,301
Charles River Laboratories International, Inc. (a)	276,900	15,011
ICU Medical, Inc. (a)	312,100	18,180
Integra Lifesciences Holdings (a)	646,000	30,633
Owens & Minor, Inc.	878,700	29,076
STERIS Corp.	511,428	26,021
		138,222

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (22.9%):
ABM Industries, Inc.	1,214,124	$29,879
Actuant Corp.	573,500	18,513
Altra Industrial Motion Corp.	536,500	16,819
Astec Industries, Inc.	530,000	20,601
Barnes Group, Inc.	430,300	14,738
Briggs & Stratton Corp.	724,100	13,273
Carlisle Cos., Inc.	293,884	23,517
Celadon Group, Inc.	348,600	7,404
Comfort Systems USA, Inc.	741,400	11,047
EMCOR Group, Inc.	779,100	31,889
Encore Wire Corp.	315,500	13,232
Forward Air Corp.	374,200	16,753
GATX Corp.	174,100	10,794
Granite Construction, Inc.	581,300	18,921
John Bean Technologies Corp.	103,500	2,696
Kennametal, Inc.	468,400	19,804
Korn/Ferry International (a)	622,700	18,320
McGrath RentCorp	384,911	13,299
Mueller Industries, Inc.	1,051,600	29,265
Multi-Color Corp.	493,000	19,409
Pike Electric Corp. (a)	1,051,000	8,471
Quanex Building Products Corp.	895,800	15,309
Seaboard Corp. (a)	3,000	8,556
Sykes Enterprises, Inc. (a)	1,219,100	25,235
TriMas Corp. (a)	528,463	16,742
Watts Water Technologies, Inc., Class A	387,800	22,670
Werner Enterprises, Inc.	1,011,500	24,863
Woodward, Inc.	413,800	20,674
		492,693
Information Technology (13.9%):
Anixter International, Inc.	302,000	25,962
Diebold, Inc.	466,000	17,559
Entegris, Inc. (a)	1,860,800	21,381
Fair Isaac Corp.	345,900	19,768
Fairchild Semiconductor International, Inc. (a)	1,107,771	16,860
Ingram Micro, Inc. (a)	544,200	15,619
Integrated Device Technology, Inc. (a)	950,400	13,648
Littelfuse, Inc.	259,500	22,556
Microsemi Corp. (a)	813,280	19,502
Microstrategy, Inc., Class A (a)	155,600	22,271
MKS Instruments, Inc.	994,851	31,617
MTS Systems Corp.	70,589	4,659
Plexus Corp. (a)	743,500	29,242
PTC, Inc. (a)	727,700	26,168
Rudolph Technologies, Inc. (a)	1,168,633	10,763
		297,575
Materials (7.1%):
Cabot Corp.	387,957	20,325
Calgon Carbon Corp. (a)	767,929	16,280
H.B. Fuller Co.	516,800	23,075
Kaiser Aluminum Corp.	280,000	21,622
Olin Corp.	965,564	25,655
Sensient Technologies Corp.	399,800	20,990
Silgan Holdings, Inc.	472,092	23,236
		151,183
Utilities (3.8%):
ALLETE, Inc.	430,500	20,199
El Paso Electric Co.	627,800	23,134
NorthWestern Corp.	369,700	17,088

See notes to schedules of investments.

Security Description	Shares	Value
South Jersey Industries, Inc.	379,700	$20,341
		80,762
Total Common Stocks (Cost $1,661,331)		1,984,810

Exchange-Traded Funds (0.5%)
iShares Russell 2000 Value Index Fund	110,600	10,659
Total Exchange-Traded Funds (Cost $7,849)		10,659

Investment Companies (6.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	134,909,671	134,910
Total Investment Companies (Cost $134,910)		134,910

Total Investments (Cost $1,804,090) — 99.5%		2,130,379
Other assets in excess of liabilities — 0.5%		10,897
NET ASSETS - 100.00%		$2,141,276

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/14.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Large Cap Growth Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.2%)

Consumer Discretionary (21.9%):
Amazon.com, Inc. (a)	23,600	$7,387
Canadian Pacific Railway Ltd.	42,500	8,073
Michael Kors Holdings Ltd. (a)	75,700	6,168
Priceline.com, Inc. (a)	7,450	9,256
Starbucks Corp.	93,500	7,263
Tractor Supply Co.	96,350	5,990
		44,137
Consumer Staples (2.3%):
Monster Beverage Corp. (a)	71,300	4,560

Energy (6.9%):
FMC Technologies, Inc. (a)	109,000	6,627
Halliburton Co.	105,750	7,296
		13,923
Financials (6.2%):
Affiliated Managers Group, Inc. (a)	31,400	6,256
The Charles Schwab Corp.	227,400	6,311
		12,567
Health Care (19.4%):
Alexion Pharmaceuticals, Inc. (a)	29,500	4,690
Biogen Idec, Inc. (a)	21,650	7,240
Catamaran Corp. (a)	89,600	4,076
Celgene Corp. (a)	95,950	8,362
Cerner Corp. (a)	91,800	5,067
Gilead Sciences, Inc. (a)	107,025	9,799
		39,234
Industrials (5.1%):
Cummins, Inc.	43,550	6,070
Precision Castparts Corp.	18,500	4,233
		10,303
Internet Software & Services (9.8%):
Facebook, Inc. (a)	123,600	8,979
Google, Inc., Class A (a)	18,800	10,811
		19,790
IT Services (6.6%):
Alliance Data Systems Corp. (a)	23,300	6,111
Visa, Inc., Class A	33,800	7,132
		13,243
Materials (5.7%):
Ecolab, Inc.	50,600	5,492
Monsanto Co.	53,100	6,005
		11,497
Semiconductors & Semiconductor Equipment (1.3%):
Skyworks Solutions, Inc.	52,925	2,686

Software (6.5%):
Adobe Systems, Inc. (a)	97,000	6,704
Splunk, Inc. (a)	34,250	1,610
VMware, Inc., Class A (a)	48,500	4,819
		13,133
Technology Hardware, Storage & Peripherals (3.5%):
Apple, Inc.	74,750	7,144

Total Common Stocks (Cost $126,041)		192,217

See notes to schedules of investments.

Security Description	Shares	Value
Investment Companies (4.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	9,315,591	9,316
Total Investment Companies (Cost $9,316)		$9,316

Total Investments (Cost $135,357) — 99.8%		201,533
Other assets in excess of liabilities — 0.2%		458
NET ASSETS - 100.00%		$201,991

(a)                       Non-income producing security.

(b)                       Rate disclosed is the daily yield on 7/31/14.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Select Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (89.1%)

Consumer Discretionary (11.6%):
H&R Block, Inc.	5,226	$168
News Corp., Class A (a)	4,468	79
PVH Corp.	784	86
		333
Consumer Staples (13.6%):
Anheuser-Busch InBev NV, ADR	260	28
CVS Caremark Corp.	924	71
The Procter & Gamble Co.	1,966	152
Wal-Mart Stores, Inc.	1,863	137
		388
Energy (5.2%):
BP PLC, ADR	3,054	150

Financials (13.7%):
Bank of America Corp.	7,699	117
Bank of New York Mellon Corp.	3,509	137
Citigroup, Inc.	2,822	138
		392
Health Care (8.4%):
Baxter International, Inc.	1,681	125
Merck & Co., Inc.	2,022	115
		240
Industrials (11.2%):
C.H. Robinson Worldwide, Inc.	1,640	111
Nielsen Holdings NV	2,135	98
Siemens AG, ADR	915	113
		322
Information Technology (18.4%):
Altera Corp.	2,302	76
Applied Materials, Inc.	4,893	103
EMC Corp.	4,752	139
Google, Inc., Class C (a)	207	118
Intel Corp.	2,718	92
		528
Materials (7.0%):
Air Products & Chemicals, Inc.	1,523	201
Total Common Stocks (Cost $2,450)		2,554

Investment Companies (9.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	280,154	280
Total Investment Companies (Cost $280)		280

Total Investments (Cost $2,730) — 98.9%		2,834
Other assets in excess of liabilities — 1.1%		31
NET ASSETS - 100.00%		$2,865

(a)	Non-income producing security.
(b)	Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt
PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Balanced Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (64.5%)

Consumer Discretionary (8.4%):
Comcast Corp., Class A	7,050	$379
H&R Block, Inc.	6,640	213
Newell Rubbermaid, Inc.	4,880	159
News Corp., Class A (a)	8,220	145
PVH Corp.	1,840	203
Starbucks Corp.	2,020	157
Tractor Supply Co.	860	53
		1,309
Consumer Staples (5.1%):
Anheuser-Busch InBev NV, ADR	1,050	113
CVS Caremark Corp.	2,540	194
The Procter & Gamble Co.	2,880	223
Wal-Mart Stores, Inc.	3,700	272
		802
Energy (7.2%):
Anadarko Petroleum Corp.	2,248	240
BP PLC, ADR	6,300	309
Chesapeake Energy Corp.	5,140	136
Occidental Petroleum Corp.	3,450	337
Weatherford International PLC (a)	4,480	100
		1,122
Financials (9.1%):
Bank of America Corp.	19,860	303
Bank of New York Mellon Corp.	4,520	176
Capital One Financial Corp.	1,880	150
Citigroup, Inc.	7,220	352
JPMorgan Chase & Co.	4,400	254
MetLife, Inc.	3,290	173
		1,408
Health Care (8.2%):
Abbott Laboratories	3,560	150
Baxter International, Inc.	3,100	231
Eli Lilly & Co.	2,780	170
Merck & Co., Inc.	5,400	306
Pfizer, Inc.	8,780	252
Roche Holdings Ltd., ADR	4,720	172
		1,281
Industrials (8.7%):
C.H. Robinson Worldwide, Inc.	2,300	155
Danaher Corp.	3,690	273
General Dynamics Corp.	870	102
Koninklijke Philips NVR, NYS	6,680	206
Nielsen Holdings NV	4,040	186
Siemens AG, ADR	1,680	208
United Parcel Service, Inc., Class B	2,320	225
		1,355
Information Technology (14.7%):
Altera Corp.	7,540	247
Apple, Inc.	3,205	306
Applied Materials, Inc.	16,280	341
Cisco Systems, Inc.	13,920	351
EMC Corp.	13,700	402
Google, Inc., Class C (a)	555	317
Intel Corp.	9,320	316
		2,280

See notes to schedules of investments.

Security Description	Shares or Principal Amount		Value
Materials (3.1%):
Air Products & Chemicals, Inc.	2,130		$281
Nucor Corp.	2,480		125
The Dow Chemical Co.	1,370		70
			476
Total Common Stocks (Cost $9,101)			10,033

U.S. Government Mortgage Backed Agencies (30.0%)
Federal National Mortgage Assoc.
8.50%, 11/1/17	—	(b)	—	(b)
7.00%, 12/1/27	1		1
8.00%, 11/1/28	5		5
6.50%, 3/1/29 - 7/1/32	10		12
6.00%, 10/1/29 - 1/1/37	29		34
7.50%, 11/1/29	3		3
			55
Federal Home Loan Mortgage Corp.
6.50%, 5/1/26 - 11/1/34	7		8
7.00%, 7/1/29 - 4/1/32	8		10
8.00%, 6/1/30	—	(b)	—	(b)
			18
Government National Mortgage Assoc.
6.00%, 11/15/23 - 1/20/34	235		266
7.00%, 1/20/26 - 3/15/36	1,252		1,459
6.50%, 3/20/26 - 10/15/38	1,156		1,330
8.00%, 10/15/27 - 9/15/32	840		1,008
7.50%, 11/20/29 - 4/20/43	441		528
5.00%, 9/15/39	—	(b)	—	(b)
			4,591
Total U.S. Government Mortgage Backed Agencies (Cost $4,711)			4,664

U.S. Treasury Obligations (2.8%)
U.S. Treasury Bills, 0.05%, 1/15/15 (c)	26		26
U.S. Treasury Bonds, 8.88%, 8/15/17	328		405
Total U.S. Treasury Obligations (Cost $432)			431

Investment Companies (1.9%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (d)	295,412		295
Total Investment Companies (Cost $295)			295

Total Investments (Cost $14,539) — 99.2%			15,423
Other assets in excess of liabilities — 0.8%			129
NET ASSETS - 100.00%			$15,552

(a)                       Non-income producing security.

(b)                       Rounds to less than $1.

(c)                        Rate represents the effective yield at purchase.

(d)                       Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt

NYS—New York Registered Shares

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Investment Grade Convertible Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value

Common Stock (0.4%)

Financials (0.4%):
Digital Realty Trust, Inc. (a)	2,191	$141
Total Common Stock (Cost $106)		141

Convertible Corporate Bonds (67.8%):

Consumer Discretionary (8.7%)
Ford Motor Co., Convertible Subordinated Notes, 4.25%, 11/15/16	$501	987
Priceline Group, Inc., Convertible Subordinated Notes, 1.25%, 3/15/15	240	978
Priceline.com, Inc., Convertible Subordinated Notes, 1.00%, 3/15/18	465	671
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32, Callable 9/15/17 @ 100 (b)	380	386
		3,022
Energy (1.6%)
Chesapeake Energy Corp., Convertible Subordinated Notes, 2.50%, 5/15/37, Callable 5/15/17 @ 100 (b)	511	538

Financials (11.0%)
Ares Capital Corp., Convertible Subordinated Notes, 5.13%, 6/1/16	830	876
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18	240	253
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29, Callable 12/1/14 @ 200 (b)	260	326
Host Hotels & Resorts LP, Convertible Subordinated Notes, 2.50%, 10/15/29, Callable 10/20/15 @ 100 (c)	47	79
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	470	576
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 200	550	587
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	514	571
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	285	299
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes, 4.50%, 8/15/15	170	246
		3,813
Health Care (17.9%)
Alza Corp., Convertible Subordinated Notes, 7/28/20, Callable 8/22/14 @ 83.61 (d)	762	1,047
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 2.32%, 9/15/23, Callable 9/8/14 @ 100 (b)(e)	425	540
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	472	1,898
Mylan, Inc., Convertible Subordinated Notes, 3.75%, 9/15/15	130	482
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 8/27/14 @ 100 (b)	535	697
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	999	1,564
		6,228
Industrials (8.4%)
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	518	1,132
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 8/22/14 @ 85.84 (d)	372	799
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24	233	616
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	85	92
Roper Industries, Inc., Convertible Subordinated Notes, 1/15/34, Callable 9/8/14 @ 48.72 (b)	153	277
		2,916

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value

Information Technology (15.2%)
Citrix Systems, Inc., Convertible Subordinated Notes, 0.50%, 4/15/19 (c)	$435	$473
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	1,149	1,904
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	615	826
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04 (b)	337	414
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	389	812
Xilinx, Inc., Convertible Subordinated Notes, 2.63%, 6/15/17	587	863
		5,292
Materials (3.6%)
Kaiser Aluminum Corp., Convertible Subordinated Notes, 4.50%, 4/1/15	195	317
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	720	770
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20	140	161
		1,248
Utilities (1.4%)
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 8/27/14 @ 200 (f)	232	472
		472
Total Convertible Corporate Bonds (Cost $20,003)		23,529

Convertible Preferred Stocks (23.2%)

Consumer Discretionary (1.2%):
Stanley Black & Decker I, Inc., 6.25%	2,760	313
Tyson Foods, Inc., 4.75% (g)	1,836	89
		402
Energy (1.8%):
Chesapeake Energy Corp., 5.75%	245	297
NextEra Energy, Inc., 5.89%	5,290	318
		615
Financials (12.6%):
AMG Capital Trust II, 5.15%	6,040	381
Health Care REIT, Inc., 6.50%, Series JNS	6,584	382
MetLife, Inc., 5.00%	44,431	1,344
New York Community Capital Trust V, 6.00%	13,191	657
Wells Fargo & Co., 7.50%, Series L	1,370	1,657
		4,421
Industrials (4.6%):
Stanley Black & Decker I, Inc., 4.75%	4,696	616
United Technologies Corp., 7.50%	16,300	967
		1,583
Utilities (3.0%):
Dominion Resources, Inc., 6.00%, Series B	6,950	385
Dominion Resources, Inc., 6.13%, Series A	6,955	386
Dominion Resources, Inc., 6.37% (g)	2,225	113

See notes to schedules of investments.

Security Description	Shares	Value

Exelon Corp., 6.50% (g)	3,060	$150
		1,034
Total Convertible Preferred Stocks (Cost $7,864)		8,055

Investment Companies (8.3%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (h)	2,873,503	2,874
Total Investment Companies (Cost $2,874)		2,874

Total Investments (Cost $30,847) — 99.7%		34,599
Other assets in excess of liabilities — 0.3%		105
NET ASSETS - 100.00%		$34,704

(a)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At 7/31/14, illiquid securities were 0.40% of the Fund’s net assets.

(b)                    Continuously callable with 30 days notice.

(c)                     Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)                    Continuously callable with 15 days notice.

(e)                     Variable or Floating-Rate Security. Rate disclosed is as of 7/31/14.

(f)                      Continuously callable with 20 days notice.

(g)                     Non-income producing security.

(h)                    Rate disclosed is the daily yield on 7/31/14.

LLC—Limited Liability Co.

LP—Limited Partnership

REIT—Real Estate Investment Trust

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Fund for Income	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value

Government National Mortgage Association (93.1%)

Multi-family (10.0%):

Collateralized Mortgage Obligations (9.5%):
Government National Mortgage Assoc.
Series 2003-109, Class D, 5.24%(a), 1/16/34	$72	$72
Series 2006-42, Class B, 5.08%(a), 8/16/46	2,448	2,461
Series 2006-6, Class C, 4.99%(a), 2/16/44	190	192
Series 2006-66, Class B, 5.00%(a), 9/16/41	1,566	1,618
Series 2007-46, Class D, 5.33%(a), 5/16/46	3,801	3,988
Series 2008-59, Class C, 5.77%(a), 6/16/32	449	453
Series 2010-122, Class AC, 7.00%, 2/16/40	5,532	6,215
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	10,470
Series 2010-136, Class BH, 7.00%, 11/16/40	5,532	6,152
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	10,708
Series 2010-148, Class AC, 7.00%(a), 12/16/50	5,773	6,669
Series 2010-155, Class BH, 7.00%, 6/16/39	7,452	8,042
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	10,789
Series 2012-33, Class AB, 7.00%, 3/16/46	9,572	10,823
Series 2012-67, Class AF, 7.00%, 4/15/44	7,803	8,589
		87,241
Pass-throughs (0.5%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	343	362
7.50%, 8/15/21	159	172
6.00%, 1/15/22	178	193
7.92%, 7/15/23	501	529
8.00%, 7/15/24 - 11/15/33	1,504	1,593
8.60%, 5/15/27	451	445
7.75%, 6/15/30 - 9/15/33	788	821
8.25%, 9/15/30	237	250
		4,365
Single Family (83.1%):

Collateralized Mortgage Obligations (5.5%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	548	626
Series 1996-20, Class J, 7.50%, 9/20/26	149	172
Series 1997-8, Class PN, 7.50%, 5/16/27	81	92
Series 1998-14, Class PH, 6.50%, 6/20/28	291	335
Series 1998-19, Class ZA, 6.50%, 4/20/28	245	283
Series 1998-23, Class ZB, 6.50%, 6/20/28	148	172
Series 1999-4, Class ZB, 6.00%, 2/20/29	375	419
Series 1999-40, Class ZW, 7.50%, 11/20/29	264	305
Series 1999-41, Class Z, 8.00%, 11/16/29	250	295
Series 2000-9, Class Z, 8.00%, 6/20/30	125	149
Series 2001-10, Class PE, 6.50%, 3/16/31	505	572
Series 2001-15, Class ZH, 6.00%, 4/20/31	606	677
Series 2001-21, Class PE, 6.50%, 5/16/31	434	493
Series 2001-41, Class PC, 6.50%, 8/20/31	340	349
Series 2002-22, Class GF, 6.50%, 3/20/32	87	99
Series 2002-33, Class ZJ, 6.50%, 5/20/32	249	286
Series 2002-40, Class UK, 6.50%, 6/20/32	384	436
Series 2002-45, Class QE, 6.50%, 6/20/32	159	181
Series 2002-47, Class ZA, 6.50%, 7/20/32	487	553
Series 2005-72, Class H, 11.50%, 11/16/17	22	24
Series 2005-74, Class HB, 7.50%, 9/16/35	219	253
Series 2012-106, Class JM, 7.29%(a), 10/20/34	2,178	2,587
Series 2012-30, Class WB, 7.21%(a), 11/20/39	10,979	12,883
Series 2013-190, Class KT, 8.41%(a), 9/20/30	8,859	10,031
Series 2013-51, Class BL, 6.09%(a), 4/20/34	6,507	7,309
Series 2013-64, Class KY, 6.94%(a), 12/20/38	4,514	5,165
Series 2013-70, Class KP, 7.24%(a), 2/20/39	4,159	4,887

See notes to schedules of investments.

Security Description	Shares or Principal Amount		Value

Series 2014-74, Class PT, 7.60%(a), 5/16/44	$965		$1,137
			50,770
Pass-throughs (77.6%):
Government National Mortgage Assoc.
7.00%, 4/15/16 - 10/20/38	174,339		204,350
8.75%, 3/20/17	9		9
8.00%, 7/20/17 - 4/15/38	67,986		82,810
9.00%, 11/15/17 - 10/15/29	1,082		1,212
9.50%, 10/15/18 - 7/15/25	5		6
11.00%, 12/15/18	—	(b)	—	(b)
11.50%, 9/15/20	—	(b)	—	(b)
7.75%, 11/15/20	1,167		1,325
7.50%, 12/20/22 - 4/20/43	92,239		110,396
7.13%, 3/15/23 - 7/15/25	4,085		4,629
6.00%, 9/20/23 - 6/15/40	38,069		44,458
10.00%, 4/15/25 - 2/15/26	10,124		11,563
6.50%, 12/15/25 - 3/1/43	200,703		231,420
8.50%, 11/20/31 - 2/15/32	5,551		6,513
5.50%, 1/15/39	3,622		4,136
5.00%, 5/15/39	10,393		11,854
			714,681
Total Government National Mortgage Association (Cost $869,582)			857,057

U.S. Treasury Obligations (6.5%)
U.S. Treasury Bills, 0.05%, 1/15/15 (c)	18,227		18,223
U.S. Treasury Bonds, 8.88%, 8/15/17	33,461		41,313
Total U.S. Treasury Obligations (Cost $59,627)			59,536

Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (d)	99,965		100
Total Investment Companies (Cost $100)			100

Total Investments (Cost $929,309) — 99.6%			916,693
Other assets in excess of liabilities — 0.4%			3,416
NET ASSETS - 100.00%			$920,109

(a)                   Variable or Floating-Rate Security. Rate disclosed is as of 7/31/14.

(b)                   Rounds to less than $1.

(c)                    Rate represents the effective yield at purchase.

(d)                   Rate disclosed is the daily yield on 7/31/14.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
National Municipal Bond Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (93.5%)

Alabama (1.7%):
Jacksonville State University Revenue, 4.00%, 12/1/15, AGM	$450	$471
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM, ETM	565	614
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, AGM	440	475
		1,560
Alaska (2.9%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks
Series A, 4.50%, 4/1/15, AGM	2,000	2,049
Series A, 5.13%, 4/1/19, AGM	500	575
		2,624
Arizona (1.4%):
Maricopa County Elementary School District Number 14, Creighton School Improvements Project 2009, Series B, GO, 2.00%, 7/1/19	1,000	1,021
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009, Series B, GO, 4.00%, 7/1/20, AGM	250	277
		1,298
California (2.5%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,110
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM (a)	270	291
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	292
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	682
		2,375
Colorado (1.0%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	350	388
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	525
		913
Connecticut (2.4%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	2,000	2,165

Florida (17.6%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	11,897
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100 (a)	1,000	1,062
Series B, 5.25%, 10/1/20, AGM	1,050	1,256
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,668
		15,883
Georgia (3.2%):
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	2,865

Illinois (1.3%):
Cook County Illinois School District Number 101 Western Springs, Alternative Revenue Source, Series B, GO, 4.25%, 11/1/38, Callable 11/1/23 @ 100 (a)	1,145	1,145

Indiana (4.4%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, Callable 7/15/15 @ 100, AGM/State Aid Withholding (a)	1,000	1,045
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	273
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,115

See notes to schedules of investments.

Security Description	Principal Amount	Value
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM	$1,500	$1,667
		4,100
Kansas (0.6%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18, Prerefunded, ETM	500	561

Michigan (1.7%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF (a)	200	219
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,366
		1,585
Minnesota (4.2%):
Lakeville Minnesota Independent School District Number 194, Series D, GO, 5.00%, 2/1/20, Student Credit Program	500	589
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, AGM	555	629
Minnesota Revenue, 4.00%, 6/1/16, AGM	325	347
Saint Louis County Minnesota Independent School District Number 2142, School Building
Series A, GO, 3.00%, 2/1/20, Student Credit Program	500	533
Series A, GO, 4.00%, 2/1/22, Student Credit Program	1,500	1,690
		3,788
Missouri (1.6%):
Cass County Missouri Reorganized School District Number R-2 Raymore Peculiar, GO, 5.00%, 3/1/19, Callable 3/1/16 @ 100, State Aid Withholding (a)	1,400	1,499

Nevada (2.0%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,797

New Jersey (1.6%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM	1,300	1,488

New York (4.1%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	900	975
State Dormitory Authority Revenues, Personal Income Tax
Series B, 3.25%, 2/15/17	1,335	1,427
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,288
		3,690
Ohio (5.4%):
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,031
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100 (a)	1,000	1,105
Gallia County Local School District, School Improvement, GO, 4.00%, 11/1/33, Callable 11/1/24 @ 100, Student Credit Program (b)	700	718
		4,854
Oregon (1.2%):
Oregon State, Series L, GO, 5.00%, 11/1/38, Callable 11/1/23 @ 100	1,000	1,133

Pennsylvania (4.7%):
Easton Area School District, GO, 5.20%, 4/1/28, Callable 4/1/18 @ 100, AGM/State Aid Withholding	500	558
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East
Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	102
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,015
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,654
		4,329

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Tennessee (0.6%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100 (a)	$500	$515

Texas (25.0%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD (a)	1,000	1,105
Cypress-Fairbanks Independent School District
GO, 5.00%, 2/15/18, PSF-GTD	2,500	2,863
GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,290
Denver City Independent School District, GO, 2.00%, 2/15/16, Callable 9/8/14 @ 100, PSF-GTD	580	581
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD (c)	850	992
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,751
Garland Texas Independent School District, Series A
GO, 3.00%, 2/15/20, Callable 9/8/14 @ 100, PSF-GTD (a)	550	551
GO, 3.00%, 2/15/22, Callable 9/8/14 @ 100, PSF-GTD (a)	725	727
Grand Prairie Independent School District
GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,440
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,536
Humble Independent School District, School Building
Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	826
Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,491
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	783
Mineral Wells Texas Independent School District, School Building, GO, 5.00%, 2/15/44, Callable 2/15/23 @ 100, PSF-GTD (a)	1,000	1,111
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,619
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,082
		22,748
Washington (2.4%):
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,172

Total Municipal Bonds (Cost $79,619)		85,087

Investment Companies (5.4%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (d)	4,930,906	4,931
Total Investment Companies (Cost $4,931)		4,931

Total Investments (Cost $84,550) — 98.9%		90,018
Other assets in excess of liabilities — 1.1%		1,025
NET ASSETS - 100.00%		$91,043

(a)	Continuously callable with 30 days notice.
(b)	Security purchased on a when-issued basis.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(d)	Rate disclosed is the daily yield on 7/31/14.

AGM—Assured Guaranty Municipal Corporation

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

GO—General Obligation

NATL-RE—Reinsurance provided by National Reinsurance

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Ohio Municipal Bond Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.3%)

General Obligations (54.0%):

County, City & Special District (18.1%):
Columbus, Series A, 5.00%, 6/1/19	$4,000	$4,702
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	560	593
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,265
Strongsville, 4.00%, 12/1/19	500	564
Summit County
Series R, 5.50%, 12/1/16, FGIC	535	598
Series R, 5.50%, 12/1/17, FGIC	930	1,077
Series R, 5.50%, 12/1/18, FGIC	1,095	1,301
		10,100
Hospitals, Nursing Homes & Health Care (2.0%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,107

Public Improvements (3.9%):
Richland County, Correctional Facilities Improvement
5.00%, 12/1/16, AGM	185	203
5.88%, 12/1/24, Callable 12/1/18 @ 100, AGM	350	394
State Natural Resources, Series L, 5.00%, 10/1/16	1,000	1,100
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	459
		2,156
Schools & Educational Services (28.8%):
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, Callable 12/1/20 @ 100, AGM (a)	2,000	2,166
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student Credit Program (a)	350	378
Chillicothe City School District, 5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,607
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100 (a)	1,240	1,375
Elida Local School District, School Facilities & Construction
3.50%, 12/1/15, AGM	955	994
4.75%, 12/1/21, AGM (b)	1,455	1,226
4.95%, 12/1/23, AGM (b)	1,455	1,132
Fairfield City School District, 7.45%, 12/1/14, FGIC	200	204
Gallia County Local School District, School Improvement, 4.00%, 11/1/33, Callable 11/1/24 @ 100, Student Credit Program (c)	500	513
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding (d)	600	678
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	401
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,765
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	616
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,003
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,057
Sylvania City School District, School Improvement, 4.00%, 12/1/17, AGM (b)	1,040	1,001
		16,116
Utilities (Sewers, Telephone, Electric) (1.2%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	85	89
Greene County, Water System, 5.75%, 12/1/22, Callable 12/1/18 @ 100, ETM	500	599
		688
		30,167
Revenue Bonds (43.3%):

Hospitals, Nursing Homes & Health Care (11.2%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,334
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,753

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	$1,500	$1,598
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	540
		6,225
Housing (5.9%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,275

Public Improvements (3.7%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM (a)	2,000	2,076

Schools & Educational Services (19.5%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM	1,260	1,359
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program	500	527
State Higher Educational Facility Commission Revenue, Dayton University Project, Series A, 5.00%, 12/1/15	600	637
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	629
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,156
University of Toledo General Receipts Bonds
Series A, 3.50%, 6/1/16	2,000	2,105
4.00%, 6/1/20	200	220
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	790
Youngstown State University General Receipts
4.00%, 12/15/15, AGM	500	524
4.00%, 12/15/16, AGM	500	539
4.13%, 12/15/17, AGM	435	480
4.38%, 12/15/18, AGM	685	771
5.00%, 12/15/23, Callable 6/15/19 @ 100, AGM	1,000	1,128
		10,865
Utilities (Sewers, Telephone, Electric) (2.0%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100 (a)	1,000	1,124

Utilities-Water (1.0%):
Hamilton Wastewater System Revenue, 3.00%, 10/1/19, AGM	530	566
		24,131
Total Municipal Bonds (Cost $50,035)		54,298

Investment Companies — (1.9%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.01% (e)	1,036,035	1,036
Total Investment Companies (Cost $1,036)		1,036

Total Investments (Cost $51,071) — 99.2%		55,334
Other assets in excess of liabilities — 0.8%		431
NET ASSETS - 100.00%		$55,765

(a)	Continuously callable with 30 days notice.
(b)	Rate represents the effective yield at purchase.
(c)	Security purchased on a when-issued basis.
(d)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(e)	Rate disclosed is the daily yield on 7/31/14.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation

See notes to schedules of investments.

BAM—Build America Mutual Assurance Co.
ETM—Escrowed to Maturity
FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (97.6%)

Australia (7.6%):

Consumer Staples (0.8%):
Woolworths Ltd.	18,795	$639

Financials (4.1%):
Australia & New Zealand Banking Group Ltd.	43,822	1,369
Bank of Queensland Ltd.	59,419	685
Bendigo and Adelaide Bank	109,449	1,284
		3,338
Materials (2.7%):
Fortescue Metals Group Ltd.	105,007	471
BHP Billiton Ltd.	50,063	1,780
		2,251
		6,228
Belgium (2.1%):

Consumer Staples (1.3%):
Anheuser-Busch InBev NV	10,343	1,118

Financials (0.8%):
KBC Groep NV (b)	11,709	633
		1,751
Brazil (3.2%):

Consumer Discretionary (0.8%):
Lojas Americanas SA	97,375	621

Financials (1.6%):
Itau Unibanco Holding SA, ADR	40,565	625
Sul America SA	112,200	677
		1,302
Materials (0.8%):
Braskem SA	113,300	701
		2,624
Canada (4.1%):

Consumer Discretionary (1.9%):
Linamar Corp.	17,599	958
Magna International, Inc.	5,969	641
		1,599
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	35,696	977

Industrials (1.0%):
Canadian National Railway Co.	11,884	795
		3,371
Denmark (4.6%):

Consumer Discretionary (0.8%):
ISS A/S (b)	20,282	651

Financials (1.3%):
Danske Bank A/S	38,538	1,112

Health Care (2.5%):
Coloplast AS	7,807	659
Novo Nordisk A/S, Class B	29,411	1,358
		2,017
		3,780
Finland (1.7%):

Financials (0.9%):
Sampo Oyj, Class A	15,391	764

Industrials (0.8%):

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Kone Oyj, Class B	15,948	$670
		1,434
France (8.0%):

Consumer Discretionary (0.8%):
Valeo SA	5,332	636

Energy (3.1%):
Total SA	39,443	2,544

Financials (2.4%):
AXA SA	46,843	1,073
BNP Paribas SA	14,062	927
		2,000
Industrials (1.7%):
Thales SA	13,238	751
Schneider Electric SA	7,331	617
		1,368
		6,548
Germany (4.2%):

Consumer Discretionary (1.6%):
Continental AG	2,746	594
Daimler AG, Registered Shares	8,434	698
		1,292
Financials (1.7%):
Allianz SE	8,505	1,422

Information Technology (0.9%):
United Internet AG	19,036	763
		3,477
Hong Kong (3.9%):

Energy (1.5%):
CNOOC Ltd.	673,000	1,194

Financials (2.4%):
AIA Group Ltd.	372,600	1,999
		3,193
India (0.6%):

Consumer Discretionary (0.6%):
Tata Motors Ltd.	70,540	520

Indonesia (1.9%):

Financials (1.9%):
PT Bank Mandiri Persero TBK	864,800	734
PT Bank Rakyat	903,800	829
		1,563
Ireland (Republic of) (0.7%):

Energy (0.7%):
Dragon Oil PLC	63,995	607

Isle of Man (1.0%):

Information Technology (1.0%):
Playtech Ltd.	78,391	808

Italy (0.8%):

Financials (0.8%):
UniCredit SpA	82,900	646

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Japan (15.7%):

Consumer Discretionary (3.4%):
Bridgestone Corp.	46,700	$1,686
Fuji Heavy Industries Ltd.	20,000	569
Suntory Beverage & Food Ltd.	15,000	564
		2,819
Consumer Staples (3.3%):
Lawson, Inc.	13,977	1,048
ITO EN Ltd.	41,200	1,005
Japan Tobacco, Inc.	19,500	681
		2,734
Financials (3.7%):
Daito Trust Construction Co. Ltd.	8,400	1,014
Sumitomo Mitsui Financial Group, Inc.	22,200	909
ORIX Corp.	41,400	673
The Dai-ichi Life Insurance Co. Ltd.	33,400	474
		3,070
Health Care (0.8%):
Alfresa Holdings Corp.	10,800	648

Industrials (3.8%):
Hitachi Ltd.	186,000	1,448
ITOCHU Corp.	45,100	577
JGC Corp.	19,000	577
Mitsubishi Electric Corp.	38,000	502
		3,104
Telecommunication Services (0.7%):
Softbank Corp.	7,700	546
		12,921
Netherlands (2.7%):

Financials (0.7%):
ING Groep NV (b)	41,634	539

Materials (2.0%):
Constellium NV (b)	20,652	598
LyondellBasell Industries NV, Class A	9,964	1,059
		1,657
		2,196
Philippines (0.8%):

Financials (0.8%):
BDO Unibank, Inc.	302,360	630

Republic of Korea (South) (1.6%):

Information Technology (1.6%):
Samsung Electronics Co. Ltd.	993	1,294

Singapore (1.8%):

Financials (1.8%):
DBS Group Holdings Ltd.	99,517	1,452

South Africa (0.6%):

Telecommunication Services (0.6%):
MTN Group Ltd.	24,456	505

Spain (1.8%):

Financials (0.9%):
Caixabank SA	125,607	752

Health Care (0.9%):
Grifols SA	15,973	719
		1,471

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Sweden (4.8%):

Financials (1.9%):
Skandinaviska Enskilda Banken AB, Class A	50,780	$682
Svenska Handelsbanken AB	18,521	892
		1,574
Industrials (0.8%):
SKF AB	28,417	670

Information Technology (0.9%):
Hexagon AB, B Shares	23,603	730

Materials (1.2%):
Svenska Cellulosa AB, B Shares	39,726	982
		3,956
Switzerland (5.3%):

Consumer Staples (2.1%):
Nestle SA	23,162	1,720

Financials (0.5%):
Swiss Re AG	4,682	398

Health Care (0.8%):
Lonza Group AG - Registered	5,877	653

Materials (1.9%):
Givaudan SA - Registered	972	1,591
		4,362
Taiwan (1.7%):

Information Technology (1.7%):
Inventec Corp.	535,000	474
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	47,281	946
		1,420
Thailand (2.2%):

Consumer Staples (1.5%):
CP ALL Public Co. Ltd.	835,500	1,203

Financials (0.7%):
Kasikornbank Public Co. Ltd.	91,357	592
		1,795
Turkey (1.4%):

Financials (0.7%):
Turkiye Halk Bankasi AS	70,963	532

Industrials (0.7%):
TAV Havalimanlari Holding AS	74,667	614
		1,146
United Arab Emirates (0.7%):

Financials (0.7%):
First Gulf Bank	120,986	596

United Kingdom (10.8%):

Consumer Discretionary (2.7%):
British Sky Broadcasting Group PLC	66,921	988
Compass Group PLC	143,594	1,203
		2,191
Consumer Staples (1.1%):
Unilever PLC	20,168	873

Financials (2.4%):
Legal & General Group PLC	320,450	1,268
Lloyds Banking Group PLC (b)	546,058	680
		1,948
Health Care (0.8%):
Hikma Pharmaceuticals PLC	22,243	675

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)

Industrials (2.1%):
AMEC PLC	30,419	$582
Rolls-Royce Holdings PLC	67,987	1,184
		1,766
Materials (1.7%):
Antofagasta PLC	101,967	1,391
		8,844
United States (1.3%):

Health Care (1.3%):
Celgene Corp. (b)	11,746	1,024

Total Common Stocks (Cost $65,491)		80,162

Cash Equivalents (2.4%)

United States (2.4%):
Citibank Money Market Deposit Account, 0.02% (c)	$1,923	1,923
Total Cash Equivalents (Cost $1,923)		1,923

Total Investments (Cost $67,414) — 100.0%		82,085
Other assets in excess of liabilities — 0.0%		41
NET ASSETS - 100.00%		$82,126

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Brazil and Canada, Constellium NV and LyondellBasell Industries NV, Class A listed under Netherlands and Taiwan Semiconductor Manufacturing Co. Ltd. listed under Taiwan were fair valued at 7/31/14.

(b)                   Non-income producing security.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
International Select Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (98.2%)

Australia (1.7%):

Financials (1.7%):
Bank of Queensland Ltd.	121,147	$1,397

Belgium (2.2%):

Consumer Staples (2.2%):
Anheuser-Busch InBev NV	16,862	1,823

Brazil (3.8%):

Financials (1.7%):
Sul America SA	234,100	1,413

Materials (2.1%):
Braskem SA	283,900	1,756
		3,169
Canada (5.6%):

Consumer Discretionary (2.2%):
Linamar Corp.	33,657	1,833

Consumer Staples (2.4%):
Alimentation Couche-Tard, Inc., Class B	70,843	1,939

Industrials (1.0%):
Canadian National Railway Co.	12,855	859
		4,631
Denmark (5.5%):

Financials (2.9%):
Danske Bank A/S	82,744	2,389

Health Care (2.6%):
Novo Nordisk A/S, Class B	46,948	2,167
		4,556
Finland (4.6%):

Financials (2.3%):
Sampo Oyj, Class A	38,825	1,928

Industrials (2.3%):
Kone Oyj, Class B	44,171	1,856
		3,784
France (5.8%):

Consumer Discretionary (1.9%):
Valeo SA	12,743	1,520

Energy (1.3%):
Total SA	17,051	1,100

Financials (2.6%):
AXA SA	92,625	2,121
		4,741
Germany (2.7%):

Financials (2.7%):
Allianz SE	13,242	2,213

Hong Kong (6.8%):

Energy (2.8%):
CNOOC Ltd.	1,307,667	2,320

Financials (4.0%):
AIA Group Ltd.	620,200	3,327
		5,647

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Indonesia (2.5%):

Financials (2.5%):
PT Bank Mandiri Persero TBK	2,397,800	$2,036

Italy (1.7%):

Financials (1.7%):
UniCredit SpA	177,439	1,382

Japan (15.3%):

Consumer Discretionary (3.1%):
Bridgestone Corp.	71,500	2,581

Financials (3.6%):
Sumitomo Mitsui Financial Group, Inc.	40,300	1,650
ORIX Corp.	78,800	1,281
		2,931
Health Care (2.0%):
Alfresa Holdings Corp.	28,000	1,680

Industrials (4.5%):
Hitachi Ltd.	292,000	2,274
Mitsubishi Electric Corp.	109,000	1,439
		3,713
Materials (2.1%):
Nippon Paint Co. Ltd.	75,000	1,735
		12,640
Netherlands (4.0%):

Materials (4.0%):
Constellium NV (b)	43,847	1,271
LyondellBasell Industries NV, Class A	18,947	2,013
		3,284
Singapore (2.8%):

Financials (2.8%):
DBS Group Holdings Ltd.	156,222	2,279

South Africa (1.4%):

Telecommunication Services (1.4%):
MTN Group Ltd.	57,248	1,182

Spain (1.4%):

Health Care (1.4%):
Grifols SA	26,318	1,184

Switzerland (6.3%):

Consumer Staples (2.9%):
Nestle SA	32,129	2,386

Materials (3.4%):
Givaudan SA - Registered	1,721	2,817
		5,203
Taiwan (1.4%):

Information Technology (1.4%):
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	58,733	1,175

Thailand (2.6%):

Consumer Staples (2.6%):
CP ALL Public Co. Ltd.	1,469,000	2,115

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)

United Arab Emirates (1.7%):

Financials (1.7%):
First Gulf Bank	281,305	$1,386

United Kingdom (14.1%):

Consumer Discretionary (2.6%):
Compass Group PLC	258,490	2,165
		2,165
Financials (4.8%):
Legal & General Group PLC	608,105	2,406
Lloyds Banking Group PLC (b)	1,251,208	1,558
		3,964
Health Care (1.7%):
Hikma Pharmaceuticals PLC	44,562	1,352

Industrials (2.2%):
Rolls-Royce Holdings PLC	101,343	1,765

Materials (2.8%):
Antofagasta PLC	171,524	2,341
		11,587
United States (4.3%):

Consumer Staples (2.0%):
Mead Johnson Nutrition Co.	18,141	1,659

Health Care (2.3%):
Celgene Corp. (b)	21,906	1,909
		3,568
Total Common Stocks (Cost $67,757)		80,982

Cash Equivalents (1.8%)

United States (1.8%):
Citibank Money Market Deposit Account, 0.02% (c)	$1,509	1,509
Total Cash Equivalents (Cost $1,509)		1,509

Total Investments (Cost $69,266) — 100.0%		82,491
Liabilities in excess of other assets — 0.0%		(27)
NET ASSETS - 100.00%		$82,464

(a)                    All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Netherlands, and Taiwan were fair valued at 7/31/14.

(b)                    Non-income producing security.

(c)                     Rate periodically changes. Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Global Equity Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)

Common Stocks (95.9%)

Australia (1.1%):

Financials (1.1%):
Bendigo and Adelaide Bank	10,333	$121

Brazil (1.8%):

Financials (1.3%):
Sul America SA	9,900	59
BB Seguridade Participacoes SA	5,900	86
		145
Materials (0.5%):
Braskem SA	8,500	53
		198
Canada (5.4%):

Consumer Discretionary (3.3%):
Canadian Pacific Railway Ltd.	1,237	235
Linamar Corp.	2,344	128
		363
Consumer Staples (1.4%):
Alimentation Couche-Tard, Inc., Class B	5,613	154

Financials (0.7%):
Bank of Montreal	1,024	76
		593
Denmark (5.3%):

Financials (1.6%):
Danske Bank A/S	6,089	176

Health Care (3.7%):
Coloplast AS	2,756	233
Novo Nordisk A/S, Class B	3,668	169
		402
		578
Finland (2.5%):

Financials (1.1%):
Sampo Oyj, Class A	2,460	122

Industrials (1.4%):
Kone Oyj, Class B	3,577	150
		272
France (0.6%):

Consumer Discretionary (0.6%):
Valeo SA	553	66

Germany (2.6%):

Financials (1.2%):
Allianz SE	777	130

Information Technology (1.4%):
United Internet AG	3,850	154
		284
Hong Kong (3.6%):

Energy (1.5%):
CNOOC Ltd.	93,000	165

Financials (2.1%):
AIA Group Ltd.	41,200	221
		386

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Indonesia (1.2%):

Financials (1.2%):
PT Bank Mandiri Persero TBK	44,000	$37
PT Bank Rakyat	98,600	91
		128
Ireland (Republic of) (0.6%):

Energy (0.6%):
Dragon Oil PLC	6,410	61

Japan (5.0%):

Consumer Discretionary (1.2%):
Bridgestone Corp.	3,700	134

Consumer Staples (1.1%):
ITO EN Ltd.	4,800	117

Financials (1.5%):
Sumitomo Mitsui Financial Group, Inc.	2,600	106
ORIX Corp.	3,800	62
		168
Health Care (1.2%):
Alfresa Holdings Corp.	2,100	126
		545
Netherlands (1.8%):

Materials (1.8%):
Constellium NV (b)	6,825	198

Republic of Korea (South) (1.3%):

Information Technology (1.3%):
Samsung Electronics Co. Ltd.	108	141

Singapore (1.3%):

Financials (1.3%):
DBS Group Holdings Ltd.	9,361	136

South Africa (0.3%):

Telecommunication Services (0.3%):
MTN Group Ltd.	1,761	36

Spain (0.6%):

Health Care (0.6%):
Grifols SA	1,532	69

Sweden (0.9%):

Financials (0.9%):
Svenska Handelsbanken AB	2,076	100

Switzerland (6.4%):

Consumer Staples (1.6%):
Nestle SA	2,353	175

Financials (0.8%):
Swiss Re AG	1,078	91

Health Care (0.8%):
Roche Holding AG	313	91

Industrials (1.3%):
TE Connectivity Ltd.	2,183	135

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)

Materials (1.9%):
Givaudan SA - Registered	127	$208
		700
Taiwan (1.1%):

Information Technology (1.1%):
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,030	121

Turkey (0.4%):

Industrials (0.4%):
TAV Havalimanlari Holding AS	4,653	38

United Kingdom (6.8%):

Consumer Discretionary (1.6%):
Compass Group PLC	11,652	98
Delphi Automotive PLC	1,068	71
		169
Consumer Staples (1.4%):
Unilever PLC	3,612	156

Health Care (1.0%):
Hikma Pharmaceuticals PLC	3,548	108

Industrials (1.3%):
Rolls-Royce Holdings PLC	8,349	145

Materials (1.5%):
Antofagasta PLC	11,764	161
		739
United States (45.3%):

Consumer Discretionary (9.5%):
Costco Wholesale Corp.	1,289	152
The Walt Disney Co.	2,540	218
DIRECTV (b)	987	85
Hanesbrands, Inc.	1,580	154
The Home Depot, Inc.	3,129	253
Starbucks Corp.	980	76
Viacom, Inc., Class B	1,193	99
		1,037
Consumer Staples (2.1%):
Casey’s General Stores, Inc.	1,476	98
Mead Johnson Nutrition Co.	1,359	124
		222
Energy (4.1%):
Chevron Corp.	2,290	296
Marathon Petroleum Corp.	789	66
Valero Energy Corp.	1,743	88
		450
Financials (5.7%):
Berkshire Hathaway, Inc., Class B (b)	1,287	161
Discover Financial Services	3,165	193
Fifth Third Bancorp	7,085	145
MetLife, Inc.	2,311	122
		621
Health Care (4.0%):
Celgene Corp. (b)	1,612	140
Cerner Corp. (b)	2,376	131
McKesson Corp.	597	115
Premier, Inc., Class A (b)	1,687	48
		434
Industrials (8.5%):
Alaska Air Group, Inc.	2,288	101
EnerSys	979	62
GATX Corp.	1,524	94

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)

General Dynamics Corp.	633	$74
IDEX Corp.	1,024	78
Lear Corp.	1,072	101
Southwest Airlines Co.	8,532	241
Swift Transportation Co. (b)	2,344	48
Trinity Industries, Inc.	2,980	130
		929
Information Technology (5.1%):
Apple, Inc.	3,339	319
SanDisk Corp.	736	68
Visa, Inc., Class A	817	172
		559
Materials (4.9%):
Crown Holdings, Inc. (b)	5,383	251
Graphic Packaging Holding Co. (b)	12,177	146
Westlake Chemical Corp.	1,606	140
		537
Utilities (1.4%):
NRG Yield, Inc., Class A	2,783	146
		4,935
Total Common Stocks (Cost $8,723)		10,445

Cash Equivalents (2.8%)

United States (2.8%):
Citibank Money Market Deposit Account, 0.02% (c)	$309	309
Total Cash Equivalents (Cost $309)		309

Total Investments (Cost $9,032) — 98.7%		10,754
Other assets in excess of liabilities — 1.3%		143
NET ASSETS - 100.00%		$10,897

(a)                   All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, Netherlands and Taiwan, TE Connectivity, Ltd. listed under Switzerland and Delphi Automotive PLC listed under United Kingdom were fair valued at 7/31/14.

(b)                   Non-income producing security.

(c)                    Rate periodically changes. Rate disclosed is the daily yield on 7/31/14.

ADR—American Depositary Receipt

PLC—Public Liability Co.

See notes to schedules of investments.

The Victory Portfolios	Schedule of Portfolio Investments
Emerging Markets Small Cap Fund	July 31, 2014
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (93.9%)

Brazil (4.3%):

Consumer Discretionary (0.9%):
Tupy SA	6,600	$53

Financials (1.1%):
Brasil Insurance Participaco	14,500	61

Health Care (1.1%):
Odontoprev SA	15,300	63

Technology (1.2%):
Linx SA	2,900	69
		246
Cayman Islands (2.9%):

Health Care (1.0%):
Ginko International Co. Ltd.	4,000	57

Industrials (0.8%):
Green Seal Holding Ltd. (b)	7,700	45

Information Technology (1.1%):
FIH Mobile Ltd. (b)	117,000	66
		168
China (3.6%):

Industrials (1.2%):
Sunny Optical Technology Group Co. Ltd.	51,000	67

Information Technology (1.1%):
Goldpac Group Ltd.	68,000	65

Materials (1.3%):
CPMC Holdings Ltd.	86,000	74
		206
Hong Kong (5.8%):

Consumer Discretionary (1.3%):
Haier Electronics Group Co. Ltd.	26,000	74

Financials (1.4%):
PAX Global Technology Ltd. (b)	107,000	82

Industrials (1.0%):
Louis XIII Holdings Ltd. (b)	74,500	56

Technology (1.2%):
Tongda Group Holdings Ltd.	510,000	73

Utilities (0.9%):
NewOcean Energy Holdings Ltd.	74,000	51
		336
India (13.2%):

Consumer Discretionary (1.0%):
PVR Ltd. (b)	5,375	55

Consumer Staples (1.2%):
Kaveri Seed Co. Ltd. (b)	5,574	67

Financials (1.1%):
Yes Bank Ltd.	7,414	66

Health Care (3.5%):
Divi’s Laboratories Ltd.	2,355	57
Torrent Pharmaceuticals Ltd.	5,836	72
Ajanta Pharma Ltd.	2,820	75
		204
Industrials (5.1%):
Eicher Motors Ltd.	559	78
Sadbhav Engineering Ltd. (b)	20,544	69

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
KEC International Ltd.	32,245	$63
Finolex Cables Ltd. (b)	23,829	82
		292
Materials (1.3%):
PI Industries Ltd. (b)	11,078	72
		756
Indonesia (6.2%):

Consumer Discretionary (1.0%):
PT Matahari Department Store TBK	47,500	59

Consumer Staples (1.0%):
PT Nippon Indosari Corpindo TBK	487,100	55

Health Care (0.9%):
PT Siloam International Hospitals TBK (b)	43,800	54

Industrials (2.6%):
PT Jasa Marga Persero TBK	131,600	73
PT Wijaya Karya Persero TBK	317,200	73
		146
Materials (0.7%):
PT Holcim Indonesia TBK	158,200	41
		355
Korea, Republic Of (14.5%):

Communications (1.1%):
KT Skylife Co. Ltd.	2,770	61

Consumer Discretionary (2.9%):
Hanssem Co. Ltd.	1,054	96
Fila Korea Ltd.	810	71
		167
Health Care (6.0%):
Suheung Co. Ltd.	1,599	73
Medy-Tox, Inc.	390	58
Interojo Co. Ltd.	3,680	71
i-Sens, Inc. (b)	1,607	76
Naturalendo Tech Co. Ltd. (b)	848	66
		344
Industrials (2.9%):
Coway Co. Ltd.	993	86
Hy-Lok Corp.	2,352	78
		164
Information Technology (1.4%):
LEENO Industrial, Inc.	2,389	83

Technology (0.2%):
Eugene Technology Co. Ltd.	875	13
		832
Malaysia (8.6%):

Consumer Discretionary (0.8%):
Yinson Holdings Berhad	50,200	46

Consumer Staples (1.2%):
7-Eleven Malaysia Holdings Berhad (b)	109,600	66

Energy (1.0%):
Dialog Group Berhad	95,581	56

Financials (1.6%):
BIMB Holdings Berhad	40,900	55
Allianz Malaysia Berhad	9,600	39
		94
Industrials (1.0%):
Karex Berhad (b)	63,700	60

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Materials (1.0%):
Cahya Mata Sarawak Berhad	47,000	$58

Technology (2.0%):
Prestariang Berhad	84,200	61
Datasonic Group Berhad	97,000	56
		117
		497
Mexico (0.9%):

Consumer Discretionary (0.9%):
Alsea Sab de CV (b)	15,600	53

Philippines (2.6%):

Consumer Staples (0.4%):
Robinsons Retail Holdings, Inc. (b)	14,790	22

Financials (1.1%):
Philippine National Bank (b)	29,030	60

Industrials (1.1%):
Concepcion Industrial Corp.	55,600	65
		147
Singapore (2.0%):

Consumer Discretionary (0.9%):
Bumitama Agri Ltd.	56,000	55

Financials (1.1%):
Yoma Strategic Holdings Ltd.	113,000	62
		117
South Africa (5.4%):

Consumer Discretionary (1.3%):
Mr Price Group Ltd.	3,837	72

Consumer Staples (0.9%):
Tiger Brands Ltd.	1,837	53

Health Care (1.3%):
Life Healthcare Group Holdings Pte Ltd.	17,643	73

Industrials (1.0%):
Wilson Bayly Holmes Ovcon Ltd.	4,933	59

Materials (0.9%):
African Rainbow Minerals Ltd.	2,755	51
		308
Sri Lanka (1.0%):

Financials (1.0%):
Commercial Bank of Ceylon PLC	50,643	56

Taiwan (12.3%):

Consumer Discretionary (4.3%):
Hota Industrial Manufacturing Co. Ltd.	42,000	71
Poya Co. Ltd.	11,110	65
Toung Loong Textile Manufacturing Co. Ltd.	19,000	56
Topkey Corp.	11,000	59
		251
Health Care (0.6%):
Intai Technology Corp.	6,000	33

Industrials (3.9%):
San Shing Fastech Corp. (b)	23,000	67
Chroma ATE, Inc.	27,000	71
Kuo Toong International Co. Ltd.	20,000	33
King Slide Works Co. Ltd.	4,000	53
		224

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Fair Value(a)
Information Technology (1.2%):
Epistar Corp.	15,000	$32
ADLINK Technology, Inc.	14,980	38
		70
Technology (2.3%):
Radiant Opto-Electronics Corp.	12,000	50
Flexium Interconnect, Inc.	18,000	48
Youngtek Electronics Corp.	16,000	34
		132
		710
Thailand (3.4%):

Consumer Discretionary (0.9%):
Officemate Public Co. Ltd. - NVDR	32,200	50

Health Care (2.5%):
Chularat Hospital Public Co. Ltd. - NVDR	196,800	82
Mega Lifesciences Public Co. Ltd. - NVDR	99,300	65
		147
		197
Turkey (4.0%):

Consumer Staples (0.9%):
Ulker Biskuvi Sanayi AS	6,759	53

Industrials (1.0%):
Aselsan Elektronik Sanayi ve Ticaret AS	13,095	57

Materials (2.1%):
Akcansa Cimento Sanayi ve Ticaret AS	9,345	57
Eregli Demir ve Celik Fabrikalari TAS	28,782	61
		118
		228
United Arab Emirates (3.2%):

Consumer Staples (1.1%):
Agthia Group PJSC	37,943	62

Financials (0.9%):
SHUAA Capital PSC (b)	153,414	53

Health Care (1.2%):
NMC Health PLC	8,625	68
		183
Total Common Stocks (Cost $5,160)		5,395

Cash Equivalents (3.4%)

United States (3.4%):
Citibank Money Market Deposit Account, 0.02% (c)	$197	197
Total Cash Equivalents (Cost $197)		197

Total Investments (Cost $5,357) — 97.3%		5,592
Other assets in excess of liabilities — 2.7%		158
NET ASSETS - 100.00%		$5,750

(a)	All securities, except those traded on exchanges in Brazil and Mexico were fair valued at 7/31/14.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on 7/31/14.

NVDR—Non-Voting Depository Receipt
PLC—Public Liability Co.

See notes to schedules of investments.

1. Federal Tax Information:

At July 31, 2014, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

				Net
	Cost of Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation /
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$1,203,394	$210,130	$(8,733)	$201,397
Dividend Growth Fund	$6,255	$1,446	$(81)	$1,365
Established Value Fund	$1,690,582	$458,268	$(17,042)	$441,226
Special Value Fund	$173,875	$1,996	$(5,445)	$(3,449)
Small Company Opportunity Fund	$1,806,946	$347,223	$(23,790)	$323,433
Large Cap Growth Fund	$135,831	$66,681	$(979)	$65,702
Select Fund	$2,737	157	$(60)	$97
Balanced Fund	$14,582	$1,006	$(165)	$841
Investment Grade Convertible Fund	$31,001	$3,889	$(291)	$3,598
Fund for Income	$938,674	$8,456	$(30,437)	$(21,981)
National Municipal Bond Fund	$84,563	$5,455	$—	$5,455
Ohio Municipal Bond Fund	$51,068	$4,266	$—	$4,266
International Fund	$68,017	$14,816	$(748)	$14,068
International Select Fund	$69,829	$14,349	$(1,687)	$12,662
Global Equity Fund	$9,055	$1,817	$(118)	$1,699
Emerging Markets Small Cap Fund	$5,363	$445	$(216)	$229

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Portfolios (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Trust currently offers shares of 16 funds (collectively, the “Funds” and individually, a “Fund”).

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

For the period ended July 31, 2014, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2014, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices	LEVEL 2 - Other Significant Observable Inputs	Total
	Investments in Securities	Investments in Securities	Investments in Securities
Diversified Stock Fund
Common Stocks	$456,230	$—	$456,230
Investment Companies	—	7,331	7,331
Total	$456,230	$7,331	$463,561

Dividend Growth Fund
Common Stocks	$7,486	$—	$7,486
Investment Companies	—	134	134
Total	$7,486	$134	$7,620

Established Value Fund
Common Stocks	1,960,631	—	1,960,631
Exchange-Traded Funds	21,487	—	21,487
Investment Companies	—	149,690	149,690
Total	$1,982,118	$149,690	$2,131,808

Special Value Fund
Common Stocks	$168,066	$—	$168,066
Investment Companies	—	2,360	2,360
Total	$168,066	$2,360	$170,426

Small Company Opportunity Fund
Common Stocks	1,984,810	—	1,984,810
Exchange-Traded Funds	10,659	—	10,659
Investment Companies	—	134,910	134,910
Total	$1,995,469	$134,910	$2,130,379

Large Cap Growth Fund
Common Stocks	192,217	—	192,217
Investment Companies	—	9,316	9,316
Total	$192,217	$9,316	$201,533

Select Fund
Common Stocks	2,554	—	2,554
Investment Companies	—	280	280
Total	$2,554	$280	$2,834

Balanced Fund
Common Stocks	10,033	—	10,033
U.S. Government Mortgage Backed Agencies	—	4,664	4,664
U.S. Treasury Obligations	—	431	431
Investment Companies	—	295	295
Total	$10,033	$5,390	$15,423

Investment Grade Convertible Fund
Common Stock	141	—	141
Convertible Corporate Bonds	—	23,529	23,529
Convertible Preferred Stocks	8,055	—	8,055
Investment Companies	—	2,874	2,874
Total	$8,196	$26,403	$34,599

Fund for Income
Government National Mortgage Association	—	857,057	857,057
U.S. Treasury Obligations	—	59,536	59,536
Investment Companies	—	100	100
Total	$—	$916,693	$916,693

National Municipal Bond Fund
Municipal Bonds	—	85,087	85,087

	Level 1 - Quoted Prices			Total
	Investments in Securities		Investments in Securities	Investments in Securities
Investment Companies	$—		$4,931	$4,931
Total	$—		$90,018	$90,018

Ohio Municipal Bond Fund
Municipal Bonds	—		54,298	54,298
Investment Companies	—		1,036	1,036
Total	$—		$55,334	$55,334

International Fund
Common Stocks	9,621	(a)	70,541	80,162
Cash Equivalents	—		1,923	1,923
Total	$9,621		$72,464	$82,085

International Select Fund
Common Stocks	15,827	(b)	65,155	80,982
Cash Equivalents	—		1,509	1,509
Total	$15,827		$66,664	$82,491

Global Equity Fund
Common Stocks	6,250	(c)	4,195	10,445
Cash Equivalents	—		309	309
Total	$6,250		$4,504	$10,754

Emerging Markets Small Cap Fund
Common Stocks	299	(d)	5,096	5,395
Cash Equivalents	—		197	197
Total	$299		$5,293	$5,592

(a) Consists of holdings: Constellium NV and LyondellBasell Industries NV, Class A listed under Netherlands; Taiwan Semiconductor Manufacturing Co. Ltd. listed under Taiwan; all securities listed under Brazil, Canada, and United States.

(b) Consists of holdings: All securities listed under Brazil, Canada, Netherlands, Taiwan and United States.

(c) Consists of holdings: TE Connectivity, Ltd. listed under Switzerland; Delphi Automotive PLC listed under United Kingdom; all securities listed under Brazil, Canada, Netherlands, Taiwan and United States.

(d) Consists of holdings: All securities listed under Brazil and Mexico.

A significant transfer occurred between Levels 1 and 2 on recognition dates of April 30, 2014 and July 31, 2014. This was due to an infrequently traded security. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

Transfers from
Level 2 to Level 1
Investment Grade Convertible Fund
Convertible Preferred Stocks	1,658

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trust’s policy to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Foreign Currency Contracts:

The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of July 31, 2014, the Funds had no open forward foreign currency contracts.

Futures Contracts:

Each Fund, with the exception of the Established Value Fund, Large Cap Growth Fund, Global Equity Fund and Select Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2014, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

3. Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund, Global Equity Fund and Emerging Markets Small Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Victory Portfolios

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	September 23, 2014

By	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	September 23, 2014